Financial instruments - additional disclosures (Details 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 12,020	$ 8,043
Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	355	204
Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	(91)	(55)
Derivative financial instruments, at fair value currency related [member] | Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	11,944	7,907
Derivative financial instruments, commodity purchase contract	76	97
Derivative financial instruments, options on equity securities		39
Derivative financial instruments, at fair value currency related [member] | Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	335	189
Derivative financial instruments, commodity purchase contract	20	15
Derivative financial instruments, at fair value currency related [member] | Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	$ (91)	(41)
Derivative financial instruments, options on equity securities		$ (14)